Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Other Payables
As of December 31
2021	2020
$ millions	$ millions

Employees	414	322
Current tax liabilities	183	87
Governmental (mainly in respect of royalties)	103	75
Accrued expenses	75	76
Income received in advance	33	17
Derivative designated as an economic hedge	3	43
Others	101	84
	912	704